Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2023
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2023
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥161	¥—	¥161	¥161	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	7	7	2	5

Total	¥—	¥161	¥7	¥168	¥163	¥5

	Billions of yen
	September 30, 2023
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥179	¥—	¥179	¥179	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	8	8	2	6

Total	¥—	¥179	¥8	¥187	¥181	¥6

Type and carrying value of financial assets

	Billions of yen
	March 31, 2023	September 30, 2023
Assets
Trading assets
Japanese government securities	¥1	¥1
Loans for trading purposes	25	18
Loans receivable	328	552

Total	¥354	¥571

Liabilities
Long-term borrowings	¥354	¥571

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2023	September 30, 2023
Consolidated VIE assets
Cash and cash equivalents	¥23	¥11
Trading assets
Equities	491	502
Debt securities	491	584
CMBS and RMBS	27	23
Derivatives	0	1
Private equity and debt investments	35	45
Office buildings, land, equipment and facilities	49	31
Other	78	84

Total	¥1,194	¥1,281

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥0	¥0
Borrowings
Short-term borrowings	94	123
Long-term borrowings	793	811
Other	5	5

Total	¥892	¥939

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2023
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥18	¥—	¥18
Debt securities	64	—	64
CMBS and RMBS	3,376	—	3,376
Investment trust funds and other	164	—	164
Private equity and debt investments	21	—	21
Loans	936	—	936
Other	3	—	3
Commitments to extend credit and other guarantees	—	—	196

Total	¥4,582	¥—	¥4,778

	Billions of yen
	September 30, 2023
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥24	¥—	¥24
Debt securities	87	—	87
CMBS and RMBS	3,213	—	3,213
Investment trust funds and other	169	—	169
Private equity and debt investments	24	—	24
Loans	1,243	—	1,243
Other	3	—	3
Commitments to extend credit and other guarantees	—	—	311

Total	¥4,763	¥—	¥5,074